As filed with the U.S. Securities and Exchange Commission on July 26, 2023

Securities Act File No. 333-191151
Investment Company Act File No. 811-22887

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 12	☒

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 14	☒

(Check appropriate box or boxes)

Calamos ETF Trust

(Exact Name of Registrant as Specified in Charter)

2020 Calamos Court
Naperville, Illinois
(Address of Principal Executive Offices)

60563
(Zip Code)

Registrant’s Telephone Number, including Area Code: (630) 245-7200

J. Christopher Jackson

2020 Calamos Court

Naperville, Illinois 60563

(Name and Address of Agent for Service)

With Copies to:

Paulita A. Pike and Rita Rubin
Ropes & Gray LLP
191 North Wacker Drive, 32nd Floor
Chicago, Illinois 60606

Approximate Date of Proposed Public Offering: As soon as practicable following the effectiveness of the Registration Statement.

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b)

☒ on August 28, 2023 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on [ ] pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CALAMOS ETF TRUST

CONTENTS OF POST EFFECTIVE AMENDMENT NO. 12

This Post-Effective Amendment to the Registration Statement comprises the following papers and documents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 11, as it relates to Calamos Convertible High Delta ETF (the “Fund”), a series of the Registrant, until August 28, 2023. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 11 under the Securities Act of 1933 as it relates to the Fund, filed on May 15, 2023, are incorporated by reference herein.

Signatures

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 12 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Naperville and State of Illinois, on the 26th day of July 2023.

Calamos ETF Trust

By:	/s/ John P. Calamos, Sr.
John P. Calamos, Sr.
Trustee and President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Name	Title	Date

/s/ John P. Calamos, Sr.	Trustee and President (principal executive officer)	July 26, 2023
John P. Calamos, Sr.

/s/ John E. Neal*	Trustee	July 26, 2023
John E. Neal

/s/ William Rybak*	Trustee	July 26, 2023
William Rybak

/s/ Virginia G. Breen*	Trustee	July 26, 2023
Virginia G. Breen

/s/ Lloyd A. Wennlund*	Trustee	July 26, 2023
Lloyd A. Wennlund

/s/ Karen L. Stuckey*	Trustee	July 26, 2023
Karen L. Stuckey

/s/ Christopher M. Toub*	Trustee	July 26, 2023
Christopher M. Toub

/s/ Thomas E. Herman	Vice President and Chief Financial Officer (principal accounting officer)	July 26, 2023
Thomas E. Herman

* John P. Calamos, Sr. signs this document pursuant to powers of attorney filed in Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-1A, filed on November 4, 2022.

By:	/s/ John P. Calamos, Sr.
John P. Calamos, Sr. Attorney-in-Fact July 26, 2023